Quarterly Holdings Report
for

Fidelity® 500 Index Fund

May 31, 2021

UEI-QTLY-0721
1.816023.116

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	66,604,477	$1,960,170
Lumen Technologies, Inc.	9,219,249	127,594
Verizon Communications, Inc.	38,646,706	2,183,152
		4,270,916
Entertainment - 2.0%
Activision Blizzard, Inc.	7,235,528	703,655
Electronic Arts, Inc.	2,686,176	383,935
Live Nation Entertainment, Inc. (a)(b)	1,340,275	120,772
Netflix, Inc. (a)	4,136,254	2,079,750
Take-Two Interactive Software, Inc. (a)	1,075,662	199,600
The Walt Disney Co. (a)	16,952,985	3,028,651
		6,516,363
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (a)	2,808,716	6,619,722
Class C (a)(b)	2,691,905	6,491,690
Facebook, Inc. Class A (a)	22,464,793	7,384,851
Twitter, Inc. (a)(b)	7,454,044	432,335
		20,928,598
Media - 1.3%
Charter Communications, Inc. Class A (a)(b)	1,320,773	917,316
Comcast Corp. Class A (b)	42,691,135	2,447,910
Discovery Communications, Inc.:
Class A (a)(b)	1,518,614	48,763
Class C (non-vtg.) (a)	2,704,184	81,261
DISH Network Corp. Class A (a)(b)	2,310,986	100,574
Fox Corp.:
Class A	3,117,523	116,439
Class B	1,440,736	52,270
Interpublic Group of Companies, Inc.	3,648,579	122,921
News Corp.:
Class A	3,641,758	98,291
Class B	1,148,703	29,510
Omnicom Group, Inc.	2,008,034	165,141
ViacomCBS, Inc. Class B	5,487,111	232,763
		4,413,159
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	5,455,153	771,631

TOTAL COMMUNICATION SERVICES		36,900,667

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
Aptiv PLC (a)	2,521,798	379,329
BorgWarner, Inc.	2,232,250	114,492
		493,821
Automobiles - 1.7%
Ford Motor Co. (a)	36,495,855	530,285
General Motors Co. (a)	11,842,049	702,352
Tesla, Inc. (a)(b)	7,171,362	4,483,679
		5,716,316
Distributors - 0.2%
Genuine Parts Co.	1,348,619	176,831
LKQ Corp. (a)	2,606,062	132,805
Pool Corp.	375,704	164,014
		473,650
Hotels, Restaurants & Leisure - 2.1%
Caesars Entertainment, Inc. (a)	1,945,126	209,004
Carnival Corp. (a)(b)	7,450,828	220,246
Chipotle Mexican Grill, Inc. (a)(b)	262,840	360,611
Darden Restaurants, Inc.	1,217,150	174,332
Domino's Pizza, Inc.	362,395	154,696
Expedia, Inc. (a)	1,291,984	228,617
Hilton Worldwide Holdings, Inc. (a)	2,592,617	324,777
Las Vegas Sands Corp. (a)(b)	3,067,462	177,146
Marriott International, Inc. Class A (a)	2,484,391	356,709
McDonald's Corp.	6,962,995	1,628,575
MGM Resorts International	3,835,841	164,443
Norwegian Cruise Line Holdings Ltd. (a)(b)	3,392,102	108,208
Penn National Gaming, Inc. (a)	1,388,371	113,805
Royal Caribbean Cruises Ltd. (a)(b)	2,044,529	190,693
Starbucks Corp.	10,994,959	1,252,106
The Booking Holdings, Inc. (a)	382,549	903,409
Wynn Resorts Ltd. (a)(b)	982,566	129,571
Yum! Brands, Inc.	2,802,253	336,186
		7,033,134
Household Durables - 0.4%
D.R. Horton, Inc.	3,090,961	294,538
Garmin Ltd.	1,395,503	198,496
Leggett & Platt, Inc.	1,241,988	68,347
Lennar Corp. Class A	2,563,554	253,817
Mohawk Industries, Inc. (a)	550,914	116,067
Newell Brands, Inc.	3,529,204	101,253
NVR, Inc. (a)	32,315	157,931
PulteGroup, Inc.	2,483,216	143,505
Whirlpool Corp. (b)	586,235	138,990
		1,472,944
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	3,997,431	12,884,000
eBay, Inc.	6,037,034	367,535
Etsy, Inc. (a)	1,177,188	193,918
		13,445,453
Leisure Products - 0.0%
Hasbro, Inc. (b)	1,192,959	114,488
Multiline Retail - 0.5%
Dollar General Corp.	2,288,096	464,392
Dollar Tree, Inc. (a)	2,196,488	214,158
Target Corp.	4,677,755	1,061,476
		1,740,026
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	611,937	116,103
AutoZone, Inc. (a)	207,170	291,405
Best Buy Co., Inc.	2,152,305	250,184
CarMax, Inc. (a)(b)	1,517,991	174,857
Gap, Inc.	1,921,212	64,265
L Brands, Inc.	2,181,727	152,437
Lowe's Companies, Inc.	6,826,905	1,330,086
O'Reilly Automotive, Inc. (a)	655,672	350,863
Ross Stores, Inc.	3,324,786	420,220
The Home Depot, Inc.	10,054,518	3,206,486
TJX Companies, Inc.	11,212,850	757,316
Tractor Supply Co.	1,086,159	197,355
Ulta Beauty, Inc. (a)	526,157	181,714
		7,493,291
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	3,257,544	63,652
NIKE, Inc. Class B	11,874,508	1,620,395
PVH Corp. (a)	664,013	76,242
Ralph Lauren Corp.	450,493	55,897
Tapestry, Inc. (a)	2,594,759	116,479
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,760,751	39,758
Class C (non-vtg.) (a)(b)	1,820,858	34,706
VF Corp.	2,999,778	239,142
		2,246,271

TOTAL CONSUMER DISCRETIONARY		40,229,394

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	1,705,847	137,082
Constellation Brands, Inc. Class A (sub. vtg.)	1,587,923	380,657
Molson Coors Beverage Co. Class B (a)	1,757,961	102,524
Monster Beverage Corp. (a)	3,452,637	325,480
PepsiCo, Inc.	12,884,349	1,906,111
The Coca-Cola Co.	36,220,706	2,002,643
		4,854,497
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	4,134,004	1,563,770
Kroger Co. (b)	7,110,317	262,940
Sysco Corp.	4,766,805	386,111
Walgreens Boots Alliance, Inc.	6,697,603	352,696
Walmart, Inc.	12,947,306	1,838,906
		4,404,423
Food Products - 1.0%
Archer Daniels Midland Co.	5,215,098	346,960
Campbell Soup Co. (b)	1,895,598	92,259
Conagra Brands, Inc.	4,562,898	173,846
General Mills, Inc.	5,710,284	358,948
Hormel Foods Corp. (b)	2,623,156	127,328
Kellogg Co.	2,377,030	155,672
Lamb Weston Holdings, Inc.	1,366,830	112,750
McCormick & Co., Inc. (non-vtg.)	2,324,922	207,058
Mondelez International, Inc.	13,187,923	837,829
The Hershey Co.	1,368,669	236,848
The J.M. Smucker Co. (b)	1,023,438	136,414
The Kraft Heinz Co.	6,054,402	263,911
Tyson Foods, Inc. Class A	2,752,447	218,820
		3,268,643
Household Products - 1.4%
Church & Dwight Co., Inc. (b)	2,288,908	196,228
Colgate-Palmolive Co.	7,924,840	663,943
Kimberly-Clark Corp.	3,156,691	412,359
Procter & Gamble Co. (b)	22,997,386	3,101,198
The Clorox Co. (b)	1,174,778	207,619
		4,581,347
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,145,534	657,649
Tobacco - 0.7%
Altria Group, Inc.	17,358,546	854,388
Philip Morris International, Inc.	14,543,976	1,402,476
		2,256,864

TOTAL CONSUMER STAPLES		20,023,423

ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	6,807,879	166,112
Halliburton Co.	8,299,059	186,314
NOV, Inc. (a)	3,625,564	58,444
Schlumberger Ltd.	13,058,616	409,126
		819,996
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	3,528,898	73,401
Cabot Oil & Gas Corp. (b)	3,730,250	61,176
Chevron Corp.	18,034,175	1,871,767
ConocoPhillips Co.	12,652,046	705,225
Devon Energy Corp.	5,531,701	146,922
Diamondback Energy, Inc.	1,688,542	135,202
EOG Resources, Inc.	5,449,980	437,851
Exxon Mobil Corp.	39,537,052	2,307,778
Hess Corp.	2,551,622	213,877
HollyFrontier Corp.	1,395,473	45,311
Kinder Morgan, Inc.	18,182,007	333,458
Marathon Oil Corp.	7,372,239	89,278
Marathon Petroleum Corp.	6,082,342	375,889
Occidental Petroleum Corp.	7,829,921	203,265
ONEOK, Inc.	4,155,764	219,175
Phillips 66 Co.	4,079,332	343,561
Pioneer Natural Resources Co.	1,921,535	292,438
The Williams Companies, Inc.	11,335,742	298,583
Valero Energy Corp.	3,815,623	306,776
		8,460,933

TOTAL ENERGY		9,280,929

FINANCIALS - 11.9%
Banks - 4.6%
Bank of America Corp.	70,951,281	3,007,625
Citigroup, Inc.	19,493,736	1,534,352
Citizens Financial Group, Inc.	3,970,117	198,109
Comerica, Inc.	1,299,701	102,014
Fifth Third Bancorp (b)	6,640,516	279,831
First Republic Bank	1,643,518	314,635
Huntington Bancshares, Inc.	9,500,175	150,673
JPMorgan Chase & Co.	28,498,415	4,680,580
KeyCorp	9,047,882	208,463
M&T Bank Corp.	1,201,330	193,042
Peoples United Financial, Inc.	3,974,040	75,149
PNC Financial Services Group, Inc.	3,959,978	770,929
Regions Financial Corp.	8,971,852	210,031
SVB Financial Group (a)	504,098	293,834
Truist Financial Corp.	12,581,666	777,295
U.S. Bancorp	12,766,066	775,921
Wells Fargo & Co.	38,608,957	1,803,810
Zions Bancorp NA	1,533,620	88,766
		15,465,059
Capital Markets - 3.0%
Ameriprise Financial, Inc. (b)	1,090,362	283,320
Bank of New York Mellon Corp.	7,534,763	392,410
BlackRock, Inc. Class A	1,325,686	1,162,680
Cboe Global Markets, Inc.	1,001,249	111,439
Charles Schwab Corp.	13,976,302	1,032,150
CME Group, Inc.	3,352,776	733,453
Franklin Resources, Inc. (b)	2,548,825	87,195
Goldman Sachs Group, Inc.	3,213,296	1,195,410
Intercontinental Exchange, Inc.	5,245,855	592,152
Invesco Ltd.	3,515,616	100,301
MarketAxess Holdings, Inc.	354,850	165,552
Moody's Corp.	1,502,722	503,938
Morgan Stanley	14,014,740	1,274,641
MSCI, Inc.	771,179	361,012
NASDAQ, Inc.	1,077,339	180,411
Northern Trust Corp.	1,945,472	235,772
Raymond James Financial, Inc.	1,144,630	151,766
S&P Global, Inc.	2,247,929	853,022
State Street Corp.	3,285,375	285,762
T. Rowe Price Group, Inc.	2,128,817	407,349
		10,109,735
Consumer Finance - 0.7%
American Express Co.	6,094,037	975,838
Capital One Financial Corp.	4,288,874	689,565
Discover Financial Services	2,864,237	335,860
Synchrony Financial	5,072,270	240,476
		2,241,739
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)(b)	17,806,914	5,154,033
Insurance - 2.0%
AFLAC, Inc.	5,980,646	338,983
Allstate Corp.	2,828,570	386,411
American International Group, Inc.	8,076,394	426,757
Aon PLC (b)	2,110,494	534,736
Arthur J. Gallagher & Co.	1,913,465	280,533
Assurant, Inc.	540,765	87,144
Chubb Ltd.	4,204,710	714,759
Cincinnati Financial Corp.	1,400,101	170,406
Everest Re Group Ltd.	373,492	97,093
Globe Life, Inc.	887,408	93,551
Hartford Financial Services Group, Inc.	3,338,869	218,195
Lincoln National Corp.	1,685,160	117,607
Loews Corp.	2,119,893	123,759
Marsh & McLennan Companies, Inc.	4,746,024	656,612
MetLife, Inc.	7,020,588	458,866
Principal Financial Group, Inc.	2,367,760	154,828
Progressive Corp.	5,470,377	542,005
Prudential Financial, Inc.	3,707,634	396,606
The Travelers Companies, Inc.	2,355,459	376,167
Unum Group	1,902,671	58,926
W.R. Berkley Corp.	1,308,564	102,055
Willis Towers Watson PLC	1,204,477	314,802
		6,650,801

TOTAL FINANCIALS		39,621,367

HEALTH CARE - 12.9%
Biotechnology - 1.7%
AbbVie, Inc.	16,491,803	1,866,872
Alexion Pharmaceuticals, Inc. (a)	2,053,189	362,491
Amgen, Inc.	5,393,964	1,283,440
Biogen, Inc. (a)	1,422,686	380,540
Gilead Sciences, Inc.	11,735,487	775,833
Incyte Corp. (a)	1,745,171	146,210
Regeneron Pharmaceuticals, Inc. (a)(b)	983,252	494,015
Vertex Pharmaceuticals, Inc. (a)	2,427,800	506,512
		5,815,913
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	16,544,541	1,929,921
Abiomed, Inc. (a)	422,418	120,212
Align Technology, Inc. (a)	672,520	396,888
Baxter International, Inc.	4,717,232	387,379
Becton, Dickinson & Co.	2,713,578	656,387
Boston Scientific Corp. (a)	13,235,098	563,153
Danaher Corp.	5,919,716	1,516,276
Dentsply Sirona, Inc.	2,045,727	136,900
DexCom, Inc. (a)	898,210	331,790
Edwards Lifesciences Corp. (a)	5,832,464	559,333
Hologic, Inc. (a)	2,406,339	151,744
IDEXX Laboratories, Inc. (a)	797,804	445,262
Intuitive Surgical, Inc. (a)	1,099,384	925,879
Medtronic PLC	12,589,830	1,593,747
ResMed, Inc. (b)	1,358,928	279,735
STERIS PLC	797,122	152,139
Stryker Corp.	3,056,650	780,271
Teleflex, Inc.	436,044	175,373
The Cooper Companies, Inc.	459,028	180,605
West Pharmaceutical Services, Inc.	692,057	240,497
Zimmer Biomet Holdings, Inc.	1,941,194	326,761
		11,850,252
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	1,376,480	157,937
Anthem, Inc.	2,287,209	910,812
Cardinal Health, Inc.	2,742,602	153,778
Centene Corp. (a)	5,431,573	399,764
Cigna Corp.	3,285,936	850,565
CVS Health Corp.	12,246,915	1,058,623
DaVita HealthCare Partners, Inc. (a)	674,325	80,966
HCA Holdings, Inc.	2,476,140	531,850
Henry Schein, Inc. (a)	1,330,491	101,171
Humana, Inc.	1,203,459	526,754
Laboratory Corp. of America Holdings (a)	911,499	250,188
McKesson Corp.	1,484,921	285,684
Quest Diagnostics, Inc.	1,246,353	164,107
UnitedHealth Group, Inc.	8,828,458	3,636,618
Universal Health Services, Inc. Class B	726,930	116,040
		9,224,857
Health Care Technology - 0.1%
Cerner Corp.	2,860,522	223,836
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	2,845,614	393,065
Bio-Rad Laboratories, Inc. Class A (a)	201,249	121,226
Charles River Laboratories International, Inc. (a)	464,780	157,091
Illumina, Inc. (a)	1,362,579	552,717
IQVIA Holdings, Inc. (a)	1,786,398	429,021
Mettler-Toledo International, Inc. (a)(b)	218,610	284,401
PerkinElmer, Inc.	1,046,561	151,825
Thermo Fisher Scientific, Inc.	3,677,684	1,726,673
Waters Corp. (a)	580,763	187,151
		4,003,170
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	20,924,088	1,375,131
Catalent, Inc. (a)	1,589,772	166,656
Eli Lilly & Co.	7,429,219	1,483,912
Johnson & Johnson	24,549,587	4,155,018
Merck & Co., Inc.	23,630,953	1,793,353
Perrigo Co. PLC	1,243,003	57,352
Pfizer, Inc.	52,090,207	2,017,454
Viatris, Inc.	11,273,102	171,802
Zoetis, Inc. Class A	4,437,637	784,042
		12,004,720

TOTAL HEALTH CARE		43,122,748

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	2,165,508	411,252
Howmet Aerospace, Inc. (a)	3,644,628	129,311
Huntington Ingalls Industries, Inc.	375,948	81,284
L3Harris Technologies, Inc.	1,919,807	418,633
Lockheed Martin Corp.	2,302,009	879,828
Northrop Grumman Corp.	1,448,011	529,784
Raytheon Technologies Corp.	14,190,604	1,258,848
Teledyne Technologies, Inc. (a)	433,736	181,939
Textron, Inc.	2,119,282	145,107
The Boeing Co. (a)	5,123,649	1,265,644
TransDigm Group, Inc. (a)(b)	510,748	331,394
		5,633,024
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,249,718	121,248
Expeditors International of Washington, Inc.	1,581,777	198,814
FedEx Corp.	2,277,490	716,977
United Parcel Service, Inc. Class B	6,719,570	1,442,020
		2,479,059
Airlines - 0.3%
Alaska Air Group, Inc. (a)	1,160,165	80,283
American Airlines Group, Inc. (a)(b)	5,974,016	144,810
Delta Air Lines, Inc. (a)	5,959,741	284,160
Southwest Airlines Co. (a)(b)	5,516,419	339,039
United Airlines Holdings, Inc. (a)(b)	2,974,288	173,550
		1,021,842
Building Products - 0.5%
A.O. Smith Corp.	1,264,801	89,889
Allegion PLC	847,359	119,037
Carrier Global Corp.	7,631,254	350,503
Fortune Brands Home & Security, Inc.	1,295,019	133,594
Johnson Controls International PLC	6,726,712	447,595
Masco Corp.	2,401,483	144,833
Trane Technologies PLC	2,226,719	415,060
		1,700,511
Commercial Services & Supplies - 0.4%
Cintas Corp.	823,946	291,298
Copart, Inc. (a)	1,942,155	250,557
Republic Services, Inc.	1,965,635	214,608
Rollins, Inc.	2,068,228	70,506
Waste Management, Inc.	3,635,729	511,474
		1,338,443
Construction & Engineering - 0.0%
Quanta Services, Inc. (b)	1,292,211	123,212
Electrical Equipment - 0.6%
AMETEK, Inc.	2,153,268	290,907
Eaton Corp. PLC	3,717,908	540,026
Emerson Electric Co.	5,603,758	536,224
Generac Holdings, Inc. (a)(b)	587,067	192,981
Rockwell Automation, Inc.	1,084,787	286,080
		1,846,218
Industrial Conglomerates - 1.3%
3M Co.	5,408,290	1,098,099
General Electric Co. (b)	81,884,953	1,151,302
Honeywell International, Inc.	6,495,374	1,499,847
Roper Technologies, Inc.	980,048	441,031
		4,190,279
Machinery - 1.8%
Caterpillar, Inc.	5,092,665	1,227,740
Cummins, Inc.	1,382,256	355,627
Deere & Co.	2,927,248	1,057,029
Dover Corp.	1,341,558	201,904
Fortive Corp.	3,157,308	228,968
IDEX Corp.	708,747	157,810
Illinois Tool Works, Inc.	2,691,187	623,709
Ingersoll Rand, Inc. (a)	3,480,703	172,782
Otis Worldwide Corp.	3,807,104	298,210
PACCAR, Inc.	3,240,090	296,663
Parker Hannifin Corp.	1,205,504	371,476
Pentair PLC	1,550,897	106,965
Snap-On, Inc.	506,209	128,891
Stanley Black & Decker, Inc.	1,502,600	325,764
Westinghouse Air Brake Co. (b)	1,658,277	137,239
Xylem, Inc.	1,684,388	198,960
		5,889,737
Professional Services - 0.4%
Equifax, Inc.	1,137,506	267,359
IHS Markit Ltd.	3,481,594	366,647
Jacobs Engineering Group, Inc.	1,214,890	172,612
Leidos Holdings, Inc.	1,245,667	127,992
Nielsen Holdings PLC	3,341,472	90,921
Robert Half International, Inc.	1,056,491	93,806
Verisk Analytics, Inc.	1,520,336	262,760
		1,382,097
Road & Rail - 1.0%
CSX Corp.	7,121,134	712,968
J.B. Hunt Transport Services, Inc. (b)	779,883	133,781
Kansas City Southern	848,441	252,564
Norfolk Southern Corp.	2,352,639	660,856
Old Dominion Freight Lines, Inc.	895,514	237,714
Union Pacific Corp.	6,255,621	1,405,826
		3,403,709
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,363,845	284,498
United Rentals, Inc. (a)	674,276	225,181
W.W. Grainger, Inc.	410,883	189,894
		699,573

TOTAL INDUSTRIALS		29,707,704

INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)(b)	513,270	174,194
Cisco Systems, Inc.	39,427,812	2,085,731
F5 Networks, Inc. (a)	575,767	106,764
Juniper Networks, Inc.	3,064,850	80,698
Motorola Solutions, Inc.	1,578,574	324,097
		2,771,484
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	5,595,565	376,358
CDW Corp.	1,316,733	217,814
Corning, Inc.	7,175,887	313,084
IPG Photonics Corp. (a)(b)	334,975	70,097
Keysight Technologies, Inc. (a)	1,737,871	247,438
TE Connectivity Ltd. (b)	3,090,214	419,280
Trimble, Inc. (a)	2,343,888	182,331
Zebra Technologies Corp. Class A (a)	499,335	248,194
		2,074,596
IT Services - 5.1%
Accenture PLC Class A	5,923,297	1,671,317
Akamai Technologies, Inc. (a)(b)	1,524,332	174,094
Automatic Data Processing, Inc.	3,996,588	783,411
Broadridge Financial Solutions, Inc.	1,081,462	172,472
Cognizant Technology Solutions Corp. Class A	4,955,473	354,614
DXC Technology Co. (a)	2,377,687	90,162
Fidelity National Information Services, Inc.	5,800,805	864,204
Fiserv, Inc. (a)(b)	5,562,312	640,778
FleetCor Technologies, Inc. (a)	779,033	213,798
Gartner, Inc. (a)	828,586	192,099
Global Payments, Inc.	2,757,313	534,119
IBM Corp.	8,345,392	1,199,567
Jack Henry & Associates, Inc.	710,494	109,523
MasterCard, Inc. Class A	8,188,371	2,952,563
Paychex, Inc.	2,997,502	303,167
PayPal Holdings, Inc. (a)	10,937,766	2,844,038
The Western Union Co.	3,837,667	93,908
VeriSign, Inc. (a)	929,465	204,408
Visa, Inc. Class A (b)	15,840,231	3,600,485
		16,998,727
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	11,317,196	906,281
Analog Devices, Inc.	3,445,149	567,072
Applied Materials, Inc.	8,570,156	1,183,796
Broadcom, Inc.	3,812,476	1,800,747
Enphase Energy, Inc. (a)	1,204,944	172,367
Intel Corp.	37,944,890	2,167,412
KLA Corp. (b)	1,438,927	455,982
Lam Research Corp.	1,334,636	867,313
Maxim Integrated Products, Inc.	2,503,271	255,359
Microchip Technology, Inc.	2,514,673	394,678
Micron Technology, Inc. (a)	10,447,424	879,046
Monolithic Power Systems, Inc.	400,497	137,419
NVIDIA Corp.	5,790,261	3,762,396
NXP Semiconductors NV	2,587,014	546,946
Qorvo, Inc. (a)	1,057,778	193,277
Qualcomm, Inc.	10,609,253	1,427,369
Skyworks Solutions, Inc.	1,540,023	261,804
Teradyne, Inc.	1,556,787	206,041
Texas Instruments, Inc.	8,594,233	1,631,357
Xilinx, Inc.	2,295,250	291,497
		18,108,159
Software - 8.4%
Adobe, Inc. (a)	4,476,488	2,258,746
ANSYS, Inc. (a)	810,188	273,795
Autodesk, Inc. (a)	2,053,572	587,034
Cadence Design Systems, Inc. (a)	2,605,374	330,856
Citrix Systems, Inc.	1,148,377	132,017
Fortinet, Inc. (a)(b)	1,264,971	276,447
Intuit, Inc.	2,557,427	1,122,941
Microsoft Corp.	70,437,743	17,586,896
NortonLifeLock, Inc.	5,434,448	150,317
Oracle Corp.	17,321,672	1,363,908
Paycom Software, Inc. (a)	458,355	151,074
PTC, Inc. (a)(b)	981,813	131,700
Salesforce.com, Inc. (a)	8,570,847	2,040,719
ServiceNow, Inc. (a)(b)	1,831,404	867,866
Synopsys, Inc. (a)	1,423,031	361,934
Tyler Technologies, Inc. (a)	378,954	152,779
		27,789,029
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	147,379,054	18,364,898
Hewlett Packard Enterprise Co.	12,151,570	193,939
HP, Inc.	11,697,568	341,920
NetApp, Inc.	2,078,898	160,844
Seagate Technology Holdings PLC (b)	1,875,926	179,620
Western Digital Corp. (a)	2,858,680	215,058
		19,456,279

TOTAL INFORMATION TECHNOLOGY		87,198,274

MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	2,066,535	619,258
Albemarle Corp. U.S.	1,089,241	181,990
Celanese Corp. Class A	1,066,275	176,415
CF Industries Holdings, Inc.	1,998,575	106,264
Corteva, Inc.	6,948,891	316,175
Dow, Inc.	6,959,754	476,186
DuPont de Nemours, Inc.	5,028,001	425,319
Eastman Chemical Co.	1,268,832	159,112
Ecolab, Inc.	2,322,544	499,533
FMC Corp.	1,208,055	140,968
International Flavors & Fragrances, Inc.	2,322,885	329,083
Linde PLC	4,882,834	1,467,780
LyondellBasell Industries NV Class A	2,402,794	270,603
PPG Industries, Inc.	2,212,869	397,697
Sherwin-Williams Co. (b)	2,259,373	640,600
The Mosaic Co.	3,221,761	116,434
		6,323,417
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	581,707	211,538
Vulcan Materials Co.	1,237,874	226,927
		438,465
Containers & Packaging - 0.4%
Amcor PLC	14,587,532	172,133
Avery Dennison Corp.	775,325	170,982
Ball Corp.	3,062,555	251,620
International Paper Co.	3,671,166	231,651
Packaging Corp. of America	885,613	131,646
Sealed Air Corp.	1,446,813	82,266
WestRock Co.	2,461,019	143,527
		1,183,825
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	13,620,942	581,887
Newmont Corp.	7,474,238	549,207
Nucor Corp.	2,783,490	285,419
		1,416,513

TOTAL MATERIALS		9,362,220

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	1,187,233	211,636
American Tower Corp.	4,238,060	1,082,655
AvalonBay Communities, Inc.	1,303,070	269,657
Boston Properties, Inc.	1,324,133	155,665
Crown Castle International Corp.	4,028,079	763,321
Digital Realty Trust, Inc.	2,625,426	397,910
Duke Realty Corp.	3,490,646	162,175
Equinix, Inc.	833,872	614,330
Equity Residential (SBI)	3,201,920	247,989
Essex Property Trust, Inc.	606,997	179,240
Extra Space Storage, Inc.	1,233,072	184,727
Federal Realty Investment Trust (SBI)	652,253	74,579
Healthpeak Properties, Inc.	5,030,853	167,930
Host Hotels & Resorts, Inc. (a)	6,587,496	113,107
Iron Mountain, Inc.	2,693,601	117,279
Kimco Realty Corp.	4,038,626	86,063
Mid-America Apartment Communities, Inc.	1,068,292	171,675
Prologis (REIT), Inc.	6,906,287	813,837
Public Storage	1,420,176	401,171
Realty Income Corp.	3,487,145	238,521
Regency Centers Corp.	1,475,036	95,287
SBA Communications Corp. Class A	1,020,991	304,378
Simon Property Group, Inc.	3,067,914	394,196
UDR, Inc.	2,772,053	132,033
Ventas, Inc.	3,498,989	194,019
Vornado Realty Trust	1,465,419	69,285
Welltower, Inc.	3,897,994	291,453
Weyerhaeuser Co.	6,983,501	265,094
		8,199,212
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	3,134,183	275,119

TOTAL REAL ESTATE		8,474,331

UTILITIES - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp. (b)	2,333,674	133,369
American Electric Power Co., Inc.	4,637,843	398,854
Duke Energy Corp.	7,178,652	719,445
Edison International	3,542,174	197,901
Entergy Corp.	1,872,310	197,079
Evergy, Inc.	2,119,471	131,386
Eversource Energy (b)	3,203,348	260,080
Exelon Corp.	9,118,143	411,411
FirstEnergy Corp.	5,073,154	192,323
NextEra Energy, Inc.	18,303,528	1,340,184
NRG Energy, Inc.	2,285,180	73,469
Pinnacle West Capital Corp. (b)	1,052,447	89,016
PPL Corp.	7,181,650	209,058
Southern Co.	9,867,816	630,751
Xcel Energy, Inc.	5,021,166	355,900
		5,340,226
Gas Utilities - 0.0%
Atmos Energy Corp.	1,196,910	118,698
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	6,239,599	158,548
Multi-Utilities - 0.8%
Ameren Corp.	2,366,121	199,227
CenterPoint Energy, Inc.	5,151,282	130,327
CMS Energy Corp.	2,698,479	169,303
Consolidated Edison, Inc.	3,197,898	247,006
Dominion Energy, Inc.	7,524,052	572,881
DTE Energy Co.	1,809,681	249,718
NiSource, Inc.	3,659,642	93,321
Public Service Enterprise Group, Inc.	4,717,127	293,028
Sempra Energy	2,940,870	398,458
WEC Energy Group, Inc.	2,945,889	276,648
		2,629,917
Water Utilities - 0.1%
American Water Works Co., Inc.	1,694,490	262,680

TOTAL UTILITIES		8,510,069

TOTAL COMMON STOCKS
(Cost $157,259,420)		332,431,126
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 8/5/21 (c)
(Cost $29,999)	30,000	29,999
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.03% (d)	549,231,695	$549,342
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	929,513,499	929,606
TOTAL MONEY MARKET FUNDS
(Cost $1,478,941)		1,478,948
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $158,768,360)		333,940,073
NET OTHER ASSETS (LIABILITIES) - (0.2)%(f)		(535,425)
NET ASSETS - 100%		$333,404,648

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4,633	June 2021	$973,486	$50,847	$50,847

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,999,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $19,649,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$101
Fidelity Securities Lending Cash Central Fund	450
Total	$551

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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